Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2024

Principal Amount ($)		Reference Asset	Coupon Rate (%)	Maturity Date	Fair Value

	STRUCTURED NOTES - 89.6%
	AGRICULTURAL CHEMICALS - 3.0%
500,000	National Bank of Canada Callable Structured Note (a)(b)	Mosaic Company	20.00	1/16/2025	$ 468,700
					468,700
	APPLICATION SOFTWARE - 9.4%
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	BILL Holdings, Inc.	25.30	4/14/2025	485,850
500,000	BNP Paribas S.A. Callable Structured Note (a)(b)	UiPath Inc.	21.50	5/16/2025	522,550
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Unity Software Inc.	21.00	2/18/2025	478,250
					1,486,650
	AUTOMOTIVE RETAILERS - 1.5%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Avis Budget Group Inc.	20.75	10/3/2024	243,400

	BASE METALS - 3.3%
500,000	Toronto-Dominion Bank (The) Callable Structured Note (a)(b)	Alcoa Corporation	21.65	7/29/2025	517,350

	BIOTECHNOLOGY - 1.6%
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	Moderna, Inc.	22.84	2/26/2025	253,300

	CASINOS & GAMING - 6.2%
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	DraftKings Inc.	22.44	7/28/2025	507,500
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	PENN Entertainment Inc.	21.25	1/28/2025	480,050
					987,550
	CRUISE LINES - 3.2%
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	Norwegian Cruise Line Holdings Ltd.	19.28	5/15/2025	509,350

	DATA & TRANSACTION PROCESSORS - 6.0%
500,000	Bank of Nova Scotia, Callable Structured Note (a)(b)	Block, Inc.	21.10	3/4/2025	479,600
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	StoneCo Ltd.	23.25	11/18/2024	474,450
					954,050
	DEPARTMENT STORES - 3.2%
500,000	Santander Global Issuances Floating Rate Callable Structured Note (a)(b)	Macy's Inc.	18.23	9/30/2025	502,450

	DRILLING & DRILLING SUPPORT - 1.3%
250,000	Bank of Montreal N.A. Callable Structured Note (a)(b)	Transocean Ltd.	19.57	6/12/2025	204,930

	FILM & TV - 1.6%
250,000	UBS A.G. Callable Structured Note (a)(b)	Paramount Global	23.35	3/11/2025	261,875

	INFRASTRUCTURE SOFTWARE - 7.7%
250,000	Toronto-Dominion Bank (The) Callable Structured Note (a)(b)	Crowdstrike Holdings Inc.	19.75	7/29/2025	258,400
750,000	Royal Bank of Canada, Callable Structured Note (a)(b)	Snowflake Inc.	20.00	10/7/2025	635,625
500,000	GS Finance Corporation Callable Structured Note (a)(b)	MongoDB Inc.	20.25	10/3/2024	321,650
					1,215,675
	INSTITUTIONAL TRUST, FIDUCIARY & CUSTODY- 3.2%
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	Coinbase Global, Inc.	32.20	9/19/2025	510,350

	INTERNET MEDIA & SERVICES - 8.8%
500,000	Credit Agricole Corporate & Investment Bank S.A., Callable Structured Note (a)(b)	Lyft Inc.	25.05	2/13/2025	432,150
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	Snap Inc.	25.36	8/6/2025	443,950
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Roku Inc.	22.15	2/26/2025	517,100
					1,393,200

Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Principal Amount ($)		Reference Assets	Coupon Rate (%)	Maturity Date	Fair Value
	STRUCTURED NOTES - 89.6% (Continued)
	MEDICAL DEVICES - 3.1%
500,000	Bank of Montreal N.A. Callable Structured Note (a)(b)	Align Technology, Inc.	20.23	6/12/2025	489,845

	NON-ALCHOLIC BEVERAGES - 2.4%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Celsius Holdings Inc.	26.00	1/22/2026	388,300

	ONLINE MARKETPLACE - 2.2%
500,000	Barclays Bank PLC, Callable Structured Note (a)(b)	Etsy Inc.	21.15	10/31/2024	353,300

	RENEWABLE ENERGY EQUIPMENT- 3.3%
500,000	Credit Agricole Corporate & Investment Bank S.A., Callable Structured Note (a)(b)	SolarEdge Technologies, Inc.	21.65	10/2/2024	40,350
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Enphase Energy, Inc.	21.85	6/5/2025	484,700
					525,050
	SEMICONDUCTOR DEVICES - 3.2%
500,000	UBS A.G. Callable Structured Note (a)(b)	ON Semiconductor Corp.	20.00	10/23/2024	500,200

	SPECIALTY APPAREL STORES - 1.6%
250,000	Societe Generale S.A. Callable Structured Note (a)(b)	Abercrombie & Fitch Co.	21.17	8/6/2025	249,525

	SPECIALTY CHEMICALS - 4.7%
750,000	Canadian Imperial Bank of Commerce Callable Structured Note (a)(b)	Albemarle Corp.	19.40	8/28/2025	749,450

	SPECIALTY ONLINE RETAILERS - 3.3%
500,000	Societe Generale S.A. Callable Structured Note (a)(b)	Chewy Inc.	28.05	7/22/2025	527,500

	STEEL PRODUCERS - 2.6%
500,000	Citigroup Global Markets Holdings, Inc. Callable Structured Note (a)(b)	Cleveland-Cliffs, Inc.	19.00	12/12/2024	419,100

	WEALTH MANAGEMENT - 3.2%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	XP Inc.	22.50	10/28/2024	509,750

	TOTAL STRUCTURED NOTES (Cost $16,000,000)				14,220,850
Shares
	SHORT-TERM INVESTMENT - 7.6%
	MONEY MARKET FUND - 7.6%
1,211,903	First American Government Obligations Fund Class X, 4.82% (c)				1,211,903
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,211,903)

	TOTAL INVESTMENTS - 97.2% (Cost - $17,211,903)				$ 15,432,753
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%				442,633
	NET ASSETS - 100.0%				$ 15,875,386

(a)	Fixed contingent rate security.
(b)	The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date on a quarterly basis if the closing level of each Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.